SHARE BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
SHARE BASED COMPENSATION
Share-based compensation expense	$ 20,833	$ 0
Number of ordinary shares	3,500,000